Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of cash receipts from operating activities
Cash receipts from sales of goods and rendering of services		$ 2,705,250	$ 1,940,720	$ 2,044,746
Cash receipts from premiums and benefits, annuities and other benefits from policies entered		1,902	14,763	2,925
Cash receipts derived from sub-leases		443	188	361
Classes of Payments
Cash payments to suppliers for the provision of goods and services		(1,713,922)	(1,520,209)	(1,479,986)
Cash payments relating to variable leases		(1,313)	(1,117)	(1,037)
Other payments related to operating activities		(16,726)	(87,278)	(25,218)
Net cash generated from operating activities		975,634	347,067	541,791
Dividends received		11,663	5,387	14,449
Interest paid		(82,816)	(81,567)	(70,963)
Interest paid on lease liabilities		(1,587)	(1,133)	(1,537)
Interest received		2,747	17,046	25,809
Income taxes paid		(142,730)	(200,624)	(173,319)
Other cash inflows	[1]	59,609	96,058	90,741
Net cash generated from operating activities		822,520	182,234	426,971
Cash flows from (used in) investing activities
Proceeds from the sale of equity instruments		16,413	0	0
Cash flows arising from the loss/gain of control of subsidiaries and other businesses		0	20,996	994
Proceeds from the sale of property, plant and equipment		672	1,680	487
Other payments to acquire interest in joint ventures		0	(16,949)	(2,600)
Proceeds from the sale of joint ventures		13,085	0	0
Acquisition of property, plant and equipment		(464,718)	(322,242)	(321,324)
Proceeds from sales of intangible assets		14,773	8,203	28,126
Proceeds (payments) related to futures, forward options and swap contracts		2,328	(6,902)	1,403
Purchases of intangible assets		0	(579)	(2,492)
Loans from / to related parties		13,086	(15,000)	0
Purchase of other long-term assets		(8,071)	0	0
Other cash (outflows) inflows	[2]	(594,511)	163,702	(190,065)
Cash flow used in investing activities		(1,006,943)	(167,091)	(485,471)
Cash flows generated from (used in) financing activities
Repayment of lease liabilities		(7,960)	(8,015)	(7,221)
Proceeds from long-term loans		700,000	400,000	450,000
Payment of borrowings		(14,110)	(264,122)	(7,096)
Paid Dividends		(571,702)	(221,995)	(329,787)
Capital stock increase		1,100,257	0	0
Net cash generated from financing activities		1,206,485	(94,132)	105,896
Net Increase in cash and cash equivalents before the effect of changes in the exchange rate		1,022,062	(78,989)	47,396
Effects of exchange rate fluctuations on cash and cash equivalents		(16,113)	(439)	(14,932)
Increase in cash and cash equivalents		1,005,949	(79,428)	32,464
Cash and cash equivalents at beginning of year		509,102	588,530	556,066
Cash and cash equivalents at end of year		$ 1,515,051	$ 509,102	$ 588,530

[1]	Other inflows (outflows) of cash from operating activities include net increases (decreases) of value added tax, banking expenses, expenses associated with obtaining loans and taxes associated with interest payments.
[2]	Other inflows (outflows) of cash include investments and redemptions of time deposits and other financial instruments that do not qualify as cash and cash equivalent in accordance with IAS 7, paragraph 7, since they mature in more than 90 days from the original investment date.